Document and Entity Information	Aug. 06, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000926282
Document Type	8-K/A
Document Period End Date	Aug. 06, 2023
Entity Registrant Name	ADTRAN Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41446
Entity Tax Identification Number	87-2164282
Entity Address, Address Line One	901 Explorer Boulevard
Entity Address, City or Town	Huntsville
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35806-2807
City Area Code	(256)
Local Phone Number	963-8000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01
Trading Symbol	ADTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K of ADTRAN Holdings, Inc. (the “Company”) originally furnished by the Company to the Securities and Exchange Commission on August 7, 2023 (the “Initial 8-K”). The sole purpose for filing this Form 8-K/A is to fix an incorrect ex-dividend date contained in Item 2.02 and Exhibit 99.1 of the Initial 8-K, as described further below. Except as stated in this Explanatory Note, no other changes have been made to the Initial 8-K or Exhibit 99.1 thereto.